Investments Accounted for Under Equity Method - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Cumulative share of losses of joint-ventures in excess of initial investment	€ 49
Share of losses of joint-ventures in excess of initial investment	€ 33	€ 29	€ 14